SHARE-BASED COMPENSATION - JD's Share incentive plan (Details) - JD Employee Awards ¥ in Thousands		12 Months Ended
	Jan. 01, 2019 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | ¥		¥ 4,004		¥ 8,378	¥ 9,311
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at the beginning of the period (in shares) | shares		29,429
Vested (in shares) | shares		(29,429)
Nonvested the end of the period (in shares) | shares				29,429
Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)			$ 20.93
Vested (in dollars per share)			$ 20.93
Nonvested at the ending of the period (in dollars per share)
ASU 2018-07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary share (per share)	$ 20.93